CONSTRUCTION-IN-PROGRESS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 24,184,248,000			¥ 23,617,138,000
Transfer in from fixed assets for improvement/modifications (Note 6)	592,201,000			1,094,769,000
Other additions	104,579,000			857,898,000
Transfer to fixed assets (Note 6)	(743,618,000)			(729,886,000)
Transfer out to fixed assets after improvement/modifications (Note 6)	(952,638,000)			(1,978,860,000)
Closing net book amount	23,566,081,000	$ 3,385,056		24,184,248,000
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,828,372,000			1,430,671,000
Transfer in from fixed assets for improvement/modifications (Note 6)	592,201,000			1,094,769,000
Other additions	1,654,657,000			2,011,678,000
Transfer to fixed assets (Note 6)	(743,618,000)			(729,886,000)
Transfer out to fixed assets after improvement/modifications (Note 6)	(952,638,000)			(1,978,860,000)
Closing net book amount	2,378,974,000			1,828,372,000
Interest expense capitalised, construction-in-progress	0			0
Construction-in-progress, provision for write-down	¥ 15,456,000			¥ 15,456,000

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.